Shareholders' Equity (Equity Based Compensation Plans) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 shares
Equity [Abstract]
Shares available for future grants (in thousands)	16,627
Vesting period, awards granted prior to 2010, years	5 years
Vesting period, awards granted after 2009 (minimum years)	1 year
Vesting period, awards granted after 2009 (maximum years)	5 years
Option term (in years)	10 years